EQ ADVISORS TRUSTSM

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/Common Stock Index Portfolio

EQ/Emerging Markets Equity PLUS Portfolio

EQ/Equity 500 Index Portfolio

EQ/International Equity Index Portfolio

EQ/International Managed Volatility Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Large Cap Value Managed Volatility Portfolio

EQ/Mid Cap Index Portfolio

EQ/Small Company Index Portfolio

Multimanager Aggressive Equity Portfolio

Multimanager Technology Portfolio

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

SUPPLEMENT DATED FEBRUARY 23, 2022 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.

Effective immediately, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P.” is amended to include the following information:

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of December 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

ATM International Managed Volatility Portfolio
Joshua Lisser	28	$41,553	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$41,553	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,553	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

ATM Large Cap Managed Volatility Portfolio
Joshua Lisser	28	$41,007	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$41,007	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,007	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of December 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

ATM Mid Cap Managed Volatility Portfolio
Joshua Lisser	28	$41,900	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$41,900	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,900	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

ATM Small Cap Managed Volatility Portfolio
Joshua Lisser	28	$41,633	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$41,633	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,633	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/400 Managed Volatility Portfolio
Joshua Lisser	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246

EQ/500 Managed Volatility Portfolio
Joshua Lisser	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246

EQ/2000 Managed Volatility Portfolio
Joshua Lisser	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246

EQ/AB Small Cap Growth Portfolio
Katherine Robertson	28	$40,844	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$40,844	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Common Stock Index Portfolio
Joshua Lisser	28	$34,234	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$34,234	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$34,234	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Emerging Markets Equity PLUS Portfolio
Katherine Robertson	28	$41,930	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,930	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Equity 500 Index Portfolio
Joshua Lisser	28	$32,986	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$32,986	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$32,986	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/International Equity Index Portfolio
Joshua Lisser	28	$40,290	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$40,290	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$40,290	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

AllianceBernstein L.P. (“AllianceBernstein” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of December 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/International Managed Volatility Portfolio
Joshua Lisser	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	29	$41,985	33	$5,565	693	$36,922	0	N/A	0	N.A	1	$246

EQ/Large Cap Growth Index Portfolio
Joshua Lisser	28	$39,592	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$39,592	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$39,592	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Large Cap Value Index Portfolio
Katherine Robertson	28	$41,152	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,152	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Large Cap Value Managed Volatility Portfolio
Katherine Robertson	28	$39,011	33	$5,565	692	$36,922	0	N/A	0	N/A	1	$246
Geoff Tomlinson	28	$39,011	33	$5,565	692	$36,922	0	N/A	0	N/A	1	$246

EQ/Mid Cap Index Portfolio
Katherine Robertson	28	$39,437	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$39,437	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

EQ/Small Company Index Portfolio
Joshua Lisser	28	$40,466	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$40,466	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$40,466	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

Multimanager Aggressive Equity Portfolio
Joshua Lisser	28	$41,020	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Katherine Robertson	28	$41,020	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,020	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

Multimanager Technology Portfolio
Katherine Robertson	28	$41,580	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,580	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

1290 VT Natural Resources Portfolio
Katherine Robertson	28	$41,962	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,962	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

1290 VT Real Estate Portfolio
Katherine Robertson	28	$41,944	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246
Geoff Tomlinson	28	$41,944	33	$5,565	692	$36,922	0	N/A	0	N.A	1	$246

Ownership of Shares of the Portfolio as of December 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

ATM International Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

ATM Large Cap Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

ATM Mid Cap Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

ATM Small Cap Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/400 Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/500 Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/2000 Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/AB Small Cap Growth Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Common Stock Index Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Emerging Markets Equity PLUS Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Equity 500 Index Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/International Equity Index Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/International Managed Volatility Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Large Cap Growth Index Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Large Cap Value Index Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Large Cap Value Managed Volatility Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Mid Cap Index Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

EQ/Small Company Index Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

Multimanager Aggressive Equity Portfolio
Joshua Lisser	X
Katherine Robertson	X
Geoff Tomlinson	X

Multimanager Technology Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

1290 VT Natural Resources Portfolio
Katherine Robertson	X
Geoff Tomlinson	X

1290 VT Real Estate Portfolio
Katherine Robertson	X
Geoff Tomlinson	X